SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[1]	Dec. 31, 2024	[1]
Number of Options outstanding
Beginning balance	[1]	1,768,230
Granted	[1]	42,897
Exercised		(415,101)
Expired and forfeited		(34,323)
Ending balance		1,361,703
Exercisable	[1]	1,134,484
Weighted-Average Exercise Price
Beginning balance	[1]	$ 62.9
Granted	[1]	0.87
Exercised		38.74
Expired and forfeited		54.03
Ending balance		68.54
Exercisable	[1]	$ 64.2
Weighted Average Remaining Contractual life, Outstanding		5 years 8 months 4 days	6 years 14 days
Weighted Average Remaining Contractual life, Exercisable	[1]	5 years 4 months 2 days
Aggregate Intrinsic Value, outstanding		$ 334,903			$ 305,379
Aggregate Intrinsic Value, exercisable	[1]	$ 283,937

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.